Accounts Receivable (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 0			$ 52,761	$ 55,169
Bad debt expense	52,761	$ 0
Unpaid balance on equipment			$ 52,761
Accounts receivable outstanding	$ 0			$ 52,761	$ 55,169